Employee Benefit Plan	12 Months Ended
Dec. 31, 2010
Employee Benefit Plan [Abstract]
Employee Benefit Plan

11. Employee Benefit Plan

The Company maintains a qualified defined contribution 401(k) plan covering substantially all of its employees. The Company may, at its discretion, make contributions to the plan. For the years ended December 31, 2010, 2009 and 2008, the Company contributed approximately $102,000, 89,000 and 105,000, respectively, to the 401(k) plan.